Cash and cash equivalents (Details) ₨ in Millions, $ in Millions		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Cash and Cash Equivalents [Abstract]
Cash balances		₨ 2			₨ 3
Balances with banks	[1],[2]	1,454			1,131
Term deposits with banks (original maturities up to 3 months)		1,182			2,732
Cash and cash equivalents in the statement of financial position		2,638	$ 41	[3]	3,866
Bank overdrafts used for cash management purposes		96	1	[3]	87
Cash and cash equivalents in the statement of cash flow		₨ 2,542	$ 39		₨ 3,779	$ 58	₨ 4,921	₨ 5,394

[1]	Balances with banks as of March 31, 2017 included restricted cash of Rs.177, which consisted of: ⋅ Rs.64, representing amounts in the Company’s unclaimed dividend and debenture interest accounts; ⋅ Rs.38, representing cash and cash equivalents of the Company’s subsidiary in Venezuela, which are subject to foreign exchange controls (refer to Note 38 of these consolidated financial statements for further details); ⋅ Rs.49, representing the portion of the purchase consideration deposited in an escrow account, pursuant to an acquisition of an intangible asset; and ⋅ Rs.26, representing other restricted cash amounts.
[2]	Balances with banks as of March 31, 2018 included restricted cash of Rs.86, which consisted of: ⋅ Rs.72, representing amounts in the Company’s unclaimed dividend and debenture interest accounts; and ⋅ Rs.14, representing other restricted cash amounts.
[3]	Unaudited convenience translation into U.S.$(See Note 2(d))